INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets
Net operating loss carryforward	$ 5,585,508	$ 4,622,321
Deferred revenue	107,860	74,378
Allowance for doubtful accounts	1,306	15,524
Accrued expenses	11,346	8,699
Total deferred tax assets	5,706,020	4,720,922
Deferred income tax liabilities
State income taxes	(353,750)	(329,222)
Depreciation and amortization	(16,065)	(23,120)
Valuation allowance	(5,336,205)	(4,368,580)
Total deferred tax liabilities	(5,706,020)	(4,720,922)
Deferred income tax, net